Commitments and Contingent Liabilities (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingencies [Table Text Block]
(In thousands)	2012	2011
Nonresidential mortgage loan commitments	$5,964	$4,666
Residential mortgage loan commitments	5,087	3,274
Construction and land loan commitments	994	1,065
Unused portion of overdraft lines of credit	735	726
Unused portion of home equity lines of credit	8,432	8,429
Unused portion of commercial lines of credit	10,050	5,997
Commercial loan commitments	805	776
Total commitments	$32,067	$24,933